Consolidated Statements of Income (Loss) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Production revenues	$ 599.8	$ 817.5
Processing fees	10.1	12.4
Royalties	(73.2)	(106.5)
Sales of commodities purchased from third parties	4.1	7.8
Gross Revenue	540.8	731.2
Other income	26.7	8.6
Risk management gain	3.8	16.4
Total revenue	571.3	756.2
Expenses
Operating	183.5	208.7
Transportation	53.4	57.9
Commodities purchased from third parties	3.4	6.5
General and administrative	20.6	20.5
Share-based compensation	11.7	8.2
Depletion, depreciation and impairment	203.2	662.4
Financing	42.1	52.2
Risk management	0.0	1.1
Restructuring	1.0	0.0
Transaction costs	5.4	1.4
Other	0.0	2.4
Total expenses	524.3	1,021.3
Income (loss) before taxes	47.0	(265.1)
Deferred income tax (recovery)	11.8	(62.5)
Net and comprehensive income (loss)	$ 35.2	$ (202.6)
Net income (loss) per share
Basic	$ 0.51	$ (2.67)
Diluted	$ 0.49	$ (2.67)
Weighted average shares outstanding (millions)
Basic	69.4	76.0
Diluted	71.8	76.0